Other disclosures - Risk Management and Principal Risks - Balance sheet credit quality (audited) (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
On-balance sheet:
Cash and balances at central banks	£ 202,142	£ 169,085	£ 155,902
Cash collateral and settlement balances	107,862	88,085
Loans and advances at amortised cost	182,507	145,259
Reverse repurchase agreements and other similar secured lending	725	3,177
Trading Portfolio Assets	133,771	146,871
Financial assets at fair value through the income statement	211,128	188,226
Derivative financial instruments	302,976	262,291
Other assets	1,503	994
Total assets (£bn)	1,203,537	1,061,778	£ 1,059,700
Debt securities classified as amortised cost
On-balance sheet:
Trading Portfolio Assets	55,430	50,700
Traded loans
On-balance sheet:
Trading Portfolio Assets	13,198	12,525
Internal credit grades
On-balance sheet:
Cash and balances at central banks	202,142	169,085
Cash collateral and settlement balances	107,862	88,085
Reverse repurchase agreements and other similar secured lending	725	3,177
Trading Portfolio Assets	68,628	63,225
Financial assets at fair value through the income statement	206,194	183,428
Derivative financial instruments	302,976	262,291
Financial assets at fair value through other comprehensive income	45,084	45,907
Other assets	1,502	994
Total assets (£bn)	£ 1,117,620	£ 961,451
On-balance sheet, percentage
Cash and balances at central banks, percentage	100.00%	100.00%
Cash collateral and settlement balance, percentage	100.00%	100.00%
Reverse repurchase agreements and other similar secured lending, percentage	100.00%	100.00%
Trading portfolio assets, percentage	100.00%	100.00%
Financial assets at fair value through the income statement, percentage	100.00%	100.00%
Derivative financial instruments, percentage	100.00%	100.00%
Financial assets measured at fair value through other comprehensive income, percentage	100.00%	100.00%
Other assets, percentage	100.00%	100.00%
Total assets, percentage	100.00%	100.00%
Internal credit grades | 0.0 to 0.60%
On-balance sheet:
Cash and balances at central banks	£ 202,142	£ 169,085
Cash collateral and settlement balances	96,688	78,881
Reverse repurchase agreements and other similar secured lending	725	3,091
Trading Portfolio Assets	53,422	46,660
Financial assets at fair value through the income statement	140,484	126,999
Derivative financial instruments	285,087	246,347
Financial assets at fair value through other comprehensive income	45,081	45,901
Other assets	1,455	948
Total assets (£bn)	£ 958,823	£ 824,130
On-balance sheet, percentage
Cash and balances at central banks, percentage	100.00%	100.00%
Cash collateral and settlement balance, percentage	90.00%	90.00%
Reverse repurchase agreements and other similar secured lending, percentage	100.00%	97.00%
Trading portfolio assets, percentage	79.00%	74.00%
Financial assets at fair value through the income statement, percentage	68.00%	70.00%
Derivative financial instruments, percentage	94.00%	94.00%
Financial assets measured at fair value through other comprehensive income, percentage	100.00%	100.00%
Other assets, percentage	97.00%	95.00%
Total assets, percentage	86.00%	86.00%
Internal credit grades | 0.60 to 11.35%
On-balance sheet:
Cash and balances at central banks		£ 0
Cash collateral and settlement balances	10,886	9,194
Reverse repurchase agreements and other similar secured lending		86
Trading Portfolio Assets	13,164	15,879
Financial assets at fair value through the income statement	63,988	55,819
Derivative financial instruments	17,606	15,678
Financial assets at fair value through other comprehensive income	3	6
Other assets	47	46
Total assets (£bn)	£ 149,867	£ 130,687
On-balance sheet, percentage
Cash and balances at central banks, percentage	0.00%	0.00%
Cash collateral and settlement balance, percentage	10.00%	10.00%
Reverse repurchase agreements and other similar secured lending, percentage	0.00%	3.00%
Trading portfolio assets, percentage	19.00%	25.00%
Financial assets at fair value through the income statement, percentage	31.00%	30.00%
Derivative financial instruments, percentage	6.00%	6.00%
Financial assets measured at fair value through other comprehensive income, percentage	0.00%	0.00%
Other assets, percentage	3.00%	5.00%
Total assets, percentage	13.00%	13.00%
Internal credit grades | 11.35% to 100%
On-balance sheet:
Cash and balances at central banks		£ 0
Cash collateral and settlement balances	288	10
Reverse repurchase agreements and other similar secured lending		0
Trading Portfolio Assets	2,042	686
Financial assets at fair value through the income statement	1,722	610
Derivative financial instruments	283	266
Financial assets at fair value through other comprehensive income		0
Other assets		0
Total assets (£bn)	£ 8,930	£ 6,634
On-balance sheet, percentage
Cash and balances at central banks, percentage	0.00%	0.00%
Cash collateral and settlement balance, percentage	0.00%	0.00%
Reverse repurchase agreements and other similar secured lending, percentage	0.00%	0.00%
Trading portfolio assets, percentage	3.00%	1.00%
Financial assets at fair value through the income statement, percentage	1.00%	0.00%
Derivative financial instruments, percentage	0.00%	0.00%
Financial assets measured at fair value through other comprehensive income, percentage	0.00%	0.00%
Other assets, percentage	0.00%	0.00%
Total assets, percentage	1.00%	1.00%
Internal credit grades | Total loans and advances at amortised cost
On-balance sheet:
Loans and advances at amortised cost	£ 182,507	£ 145,259
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	100.00%	100.00%
Internal credit grades | Total loans and advances at amortised cost | 0.0 to 0.60%
On-balance sheet:
Loans and advances at amortised cost	£ 133,739	£ 106,218
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	73.00%	73.00%
Internal credit grades | Total loans and advances at amortised cost | 0.60 to 11.35%
On-balance sheet:
Loans and advances at amortised cost	£ 44,173	£ 33,979
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	24.00%	23.00%
Internal credit grades | Total loans and advances at amortised cost | 11.35% to 100%
On-balance sheet:
Loans and advances at amortised cost	£ 4,595	£ 5,062
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	3.00%	4.00%
Internal credit grades | Home loans
On-balance sheet:
Loans and advances at amortised cost	£ 11,405	£ 10,985
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	100.00%	100.00%
Internal credit grades | Home loans | 0.0 to 0.60%
On-balance sheet:
Loans and advances at amortised cost	£ 10,096	£ 9,519
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	88.00%	87.00%
Internal credit grades | Home loans | 0.60 to 11.35%
On-balance sheet:
Loans and advances at amortised cost	£ 636	£ 809
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	6.00%	7.00%
Internal credit grades | Home loans | 11.35% to 100%
On-balance sheet:
Loans and advances at amortised cost	£ 673	£ 657
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	6.00%	6.00%
Internal credit grades | Credit cards, unsecured loans and other retail lending
On-balance sheet:
Loans and advances at amortised cost	£ 34,162	£ 25,960
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	100.00%	100.00%
Internal credit grades | Credit cards, unsecured loans and other retail lending | 0.0 to 0.60%
On-balance sheet:
Loans and advances at amortised cost	£ 15,376	£ 18,460
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	45.00%	71.00%
Internal credit grades | Credit cards, unsecured loans and other retail lending | 0.60 to 11.35%
On-balance sheet:
Loans and advances at amortised cost	£ 17,140	£ 6,178
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	50.00%	24.00%
Internal credit grades | Credit cards, unsecured loans and other retail lending | 11.35% to 100%
On-balance sheet:
Loans and advances at amortised cost	£ 1,646	£ 1,322
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	5.00%	5.00%
Internal credit grades | Wholesale loans
On-balance sheet:
Loans and advances at amortised cost	£ 136,940	£ 108,314
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	100.00%	100.00%
Internal credit grades | Wholesale loans | 0.0 to 0.60%
On-balance sheet:
Loans and advances at amortised cost	£ 108,267	£ 78,239
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	79.00%	72.00%
Internal credit grades | Wholesale loans | 0.60 to 11.35%
On-balance sheet:
Loans and advances at amortised cost	£ 26,397	£ 26,992
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	19.00%	25.00%
Internal credit grades | Wholesale loans | 11.35% to 100%
On-balance sheet:
Loans and advances at amortised cost	£ 2,276	£ 3,083
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	2.00%	3.00%
Internal credit grades | Loans and advances
On-balance sheet:
Financial assets at fair value through the income statement	£ 38,190	£ 35,901
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	100.00%	100.00%
Internal credit grades | Loans and advances | 0.0 to 0.60%
On-balance sheet:
Financial assets at fair value through the income statement	£ 13,508	£ 16,977
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	36.00%	47.00%
Internal credit grades | Loans and advances | 0.60 to 11.35%
On-balance sheet:
Financial assets at fair value through the income statement	£ 24,573	£ 18,896
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	64.00%	53.00%
Internal credit grades | Loans and advances | 11.35% to 100%
On-balance sheet:
Financial assets at fair value through the income statement	£ 109	£ 28
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	0.00%	0.00%
Internal credit grades | Reverse repurchase agreements
On-balance sheet:
Financial assets at fair value through the income statement	£ 164,698	£ 145,186
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	100.00%	100.00%
Internal credit grades | Reverse repurchase agreements | 0.0 to 0.60%
On-balance sheet:
Financial assets at fair value through the income statement	£ 124,811	£ 108,609
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	76.00%	75.00%
Internal credit grades | Reverse repurchase agreements | 0.60 to 11.35%
On-balance sheet:
Financial assets at fair value through the income statement	£ 38,339	£ 36,047
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	23.00%	25.00%
Internal credit grades | Reverse repurchase agreements | 11.35% to 100%
On-balance sheet:
Financial assets at fair value through the income statement	£ 1,548	£ 530
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	1.00%	0.00%
Internal credit grades | Other financial assets measured at cost
On-balance sheet:
Financial assets at fair value through the income statement	£ 89	£ 85
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	100.00%	100.00%
Internal credit grades | Other financial assets measured at cost | 0.0 to 0.60%
On-balance sheet:
Financial assets at fair value through the income statement	£ 68	£ 67
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	76.00%	79.00%
Internal credit grades | Other financial assets measured at cost | 0.60 to 11.35%
On-balance sheet:
Financial assets at fair value through the income statement	£ 21	£ 18
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	24.00%	21.00%
Internal credit grades | Other financial assets measured at cost | 11.35% to 100%
On-balance sheet:
Financial assets at fair value through the income statement	£ 0	£ 0
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	0.00%	0.00%
Internal credit grades | Debt securities classified as amortised cost
On-balance sheet:
Trading Portfolio Assets	£ 55,430	£ 50,700
Financial assets at fair value through the income statement	£ 3,217	£ 2,256
On-balance sheet, percentage
Trading portfolio assets, percentage	100.00%	100.00%
Financial assets at fair value through the income statement, percentage	100.00%	100.00%
Internal credit grades | Debt securities classified as amortised cost | 0.0 to 0.60%
On-balance sheet:
Trading Portfolio Assets	£ 50,208	£ 44,488
Financial assets at fair value through the income statement	£ 2,097	£ 1,346
On-balance sheet, percentage
Trading portfolio assets, percentage	90.00%	88.00%
Financial assets at fair value through the income statement, percentage	65.00%	60.00%
Internal credit grades | Debt securities classified as amortised cost | 0.60 to 11.35%
On-balance sheet:
Trading Portfolio Assets	£ 4,891	£ 5,735
Financial assets at fair value through the income statement	£ 1,055	£ 858
On-balance sheet, percentage
Trading portfolio assets, percentage	9.00%	11.00%
Financial assets at fair value through the income statement, percentage	33.00%	38.00%
Internal credit grades | Debt securities classified as amortised cost | 11.35% to 100%
On-balance sheet:
Trading Portfolio Assets	£ 331	£ 477
Financial assets at fair value through the income statement	£ 65	£ 52
On-balance sheet, percentage
Trading portfolio assets, percentage	1.00%	1.00%
Financial assets at fair value through the income statement, percentage	2.00%	2.00%
Internal credit grades | Traded loans
On-balance sheet:
Trading Portfolio Assets	£ 13,198	£ 12,525
On-balance sheet, percentage
Trading portfolio assets, percentage	100.00%	100.00%
Internal credit grades | Traded loans | 0.0 to 0.60%
On-balance sheet:
Trading Portfolio Assets	£ 3,214	£ 2,172
On-balance sheet, percentage
Trading portfolio assets, percentage	24.00%	17.00%
Internal credit grades | Traded loans | 0.60 to 11.35%
On-balance sheet:
Trading Portfolio Assets	£ 8,273	£ 10,144
On-balance sheet, percentage
Trading portfolio assets, percentage	63.00%	81.00%
Internal credit grades | Traded loans | 11.35% to 100%
On-balance sheet:
Trading Portfolio Assets	£ 1,711	£ 209
On-balance sheet, percentage
Trading portfolio assets, percentage	13.00%	2.00%